Income Tax Expense - Summary of Income Tax Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current tax expense:
Current year	₩ 392,192	₩ 273,936	₩ 274,902
Current tax of prior years	(22,271)	(11,590)	73,477
Current tax expense	369,921	262,346	348,379
Deferred tax expense:
Changes in net deferred tax assets	4,749	79,896	(60,058)
Income tax expense
Tax expense of continuing operation	₩ 374,670	₩ 342,242	₩ 288,321